Goodwill and Other Intangibles (Details) - Schedule of Amortization of Intangibles - VASO CORPORATION [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangibles (Details) - Schedule of Amortization of Intangibles [Line Items]
2023		$ 343
2024		274
2025		203
2026		148
2027		543
Total	$ 1,355	$ 1,511	$ 2,041